Consolidated Statements of Operations and Comprehensive (Loss)/Income ¥ in Thousands, $ in Thousands		12 Months Ended
		Jun. 30, 2024 CNY (¥) ¥ / shares shares		Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 CNY (¥) ¥ / shares shares		Jun. 30, 2022 CNY (¥) ¥ / shares shares
Revenues (including revenue from related parties of 44,710, RMB147,921 and RMB34,107 for the years ended June 30, 2022, 2023 and 2024, respectively)		¥ 3,795,331		$ 522,255	¥ 3,081,381		¥ 2,867,974
Cost of revenues		(550,310)		(75,725)	(391,498)		(408,757)
Gross Profit		3,245,021		446,530	2,689,883		2,459,217
Operating expenses:
Sales and marketing expenses		(2,586,977)		(355,980)	(2,408,464)		(2,254,459)
Research and development expenses		(144,868)		(19,935)	(219,781)		(273,484)
General and administrative expenses		(125,765)		(17,306)	(175,246)		(166,650)
Impairment loss on long-lived assets		(2,652)		(365)
Impairment loss on goodwill		(7,389)		(1,017)
Total operating expenses		(2,867,651)		(394,603)	(2,803,491)		(2,694,593)
(Loss)/Income from operations		377,370		51,927	(113,608)		(235,376)
Other income:
Interest income		10,520		1,448	5,328		387
Others, net		28,965		3,986	21,313		19,913
(Loss)/Income before income tax		416,855		57,361	(86,967)		(215,076)
Income tax expense		(31,328)		(4,311)	(21,685)		(18,350)
Net (Loss)/Income		385,527		53,050	(108,652)		(233,426)
Net loss attributable to non-controlling interests					115
Net (loss)/income attributable to QuantaSing Group Limited		385,527		53,050	(108,537)		(233,426)
Allocation of accretion of Predecessors’ preferred shares			[1]			[1]	(22,655)	[1]
Accretion of the Company’s preferred shares					(22,379)		(2,987)
Net (loss)/income attributable to ordinary shareholders of QuantaSing Group Limited		385,527		53,050	(130,916)		(259,068)
Net (loss)/income		385,527		53,050	(108,652)		(233,426)
Foreign currency translation adjustments, net of nil tax		(4,869)		(670)	20,343		1,839
Total other comprehensive income/(loss)		(4,869)		(670)	20,343		1,839
Total comprehensive loss		380,658		52,380	(88,309)		(231,587)
Comprehensive loss attributable to non-controlling interests					115
Comprehensive (loss)/income attributable to QuantaSing Group Limited		¥ 380,658		$ 52,380	¥ (88,194)		¥ (231,587)
Net (loss)/income per ordinary share
—Basic (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ 2.34	[2]	$ 0.32	¥ (1.26)	[2]	¥ (5.26)	[2]
—Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ 2.27	[2]	$ 0.31	¥ (1.26)	[2]	¥ (5.26)	[2]
Weighted average number of ordinary shares used in computing net (loss)/income per share
—Basic (in Shares)	[2]	164,998,649		164,998,649	103,948,398		49,270,950
—Diluted (in Shares)	[2]	170,045,651		170,045,651	103,948,398		49,270,950
Share-based compensation expenses included in
Share-based compensation expenses included in		¥ (27,757)		$ (3,820)	¥ (191,632)		¥ (291,429)
Cost of revenues
Share-based compensation expenses included in
Share-based compensation expenses included in		(13,651)		(1,878)	(26,486)		(27,583)
Sales and marketing expenses
Share-based compensation expenses included in
Share-based compensation expenses included in		2,902		399	(51,742)		(86,682)
Research and development expenses
Share-based compensation expenses included in
Share-based compensation expenses included in		(1,887)		(260)	(49,046)		(120,558)
General and administrative expenses
Share-based compensation expenses included in
Share-based compensation expenses included in		¥ (15,121)		$ (2,081)	¥ (64,358)		¥ (56,606)

[1]	The accretion of Predecessors’ preferred shares to redemption value attributable to the Listing Businesses was RMB22,655, nil and nil for the years ended June 30, 2022, 2023 and 2024 respectively.
[2]	Basic and diluted net (loss)/income per share are computed using the weighted average number of ordinary shares outstanding during the period, including 2,276,065, 3,318,369 and 3,092,516 vested options with nominal exercise price for the years ended June 30, 2022, 2023 and 2024.